Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Voya Global Perspectives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Global Perspectives Portfolio (formerly, ING Global Perspectives Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Fee Waiver or Reimbursement over Assets, Date of Termination Two	vit_FeeWaiverOrReimbursementOverAssetsDateOfTerminationTwo	May 1, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Examples, affect the Portfolio's performance.

		During the most recent fiscal period from May 1, 2013 through December 31, 2013, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the Total Annual Portfolio Operating Expenses would have been 3.23%, 2.48%, and 2.73% for Class ADV, Class I, and Class S shares, respectively.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the sub-adviser (“Sub-Adviser”) invests the assets of the Portfolio in a combination of Underlying Funds that, in turn, invest directly in securities (such as stocks and bonds). The Underlying Funds will invest in the securities of issuers in a number of different countries one of which may be the United States. Under normal market conditions, approximately 60% of the Portfolio's net assets will be allocated to Underlying Funds that predominantly invest in equity securities, and approximately 40% of the Portfolio's net assets will be allocated to Underlying Funds that predominantly invest in debt instruments, including U.S. government securities and money market instruments (“Target Allocation”). The percentage weight of the Portfolio's assets invested in Underlying Funds that predominantly invest in equity securities may change to approximately 30% and the percentage weight of the Portfolio's assets invested in Underlying Funds that predominantly invest in debt instruments may change to approximately 70% (“Defensive Allocation”) depending upon the rules based investment strategy described below.

The Target Allocation and Defensive Allocation are measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to these asset classes may vary to the extent an Underlying Fund is not substantially invested in accordance with its primary investment strategies.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include real estate securities.

The equity securities in which the Underlying Funds may invest include, but are not limited to: domestic and international stocks of companies of any market capitalization; emerging market securities; and domestic and international real estate stocks, including real estate investment trusts.

The debt instruments in which the Underlying Funds may invest include, but are not limited to: domestic and international short-, intermediate- and long-term bonds; high-yield debt securities rated below investment-grade commonly referred to as “junk bonds;” and debt instruments without limitations on maturity.

The Portfolio may invest in exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a rules-based investment strategy to determine the allocation among Underlying Funds that invest in equity securities and debt instruments. The proportion of assets allocated to Underlying Funds that are predominantly invested in equity securities and those that are predominantly invested in debt instruments is determined as of each calendar quarter. Within the broad equity and debt asset classes, the Portfolio will seek to maintain approximately equal weights across its investment in the Underlying Funds. No adjustments to the Target Allocation or Defensive Allocation will be made between quarterly allocation dates. As soon as practicable following the end of each calendar quarter, the Sub-Adviser will compare the aggregate earnings of the companies in the S&P 500® Index (“Index”) for the most recent calendar quarter to the aggregate earnings of the companies in the Index for the previous year's corresponding calendar quarter. If the aggregate earnings for the most recent calendar quarter are higher than the aggregate earnings of the companies in the Index for the previous year's corresponding calendar quarter, the Portfolio will take steps to ensure it is invested in accordance with the Target Allocation described above as soon as practicable. If the aggregate earnings for the most recently completed calendar quarter are lower than the reported aggregate earnings for the previous year's corresponding calendar quarter, the Portfolio will take steps to ensure it is invested in accordance with the Defensive Allocation described above as soon as practicable.

		The Sub-Adviser intends to rebalance the Portfolio's asset allocations on at least a quarterly basis, but it may rebalance more or less frequently as deemed appropriate to attain the Target Allocation or Defensive Allocation for the Portfolio. These allocations, however, are targets, and the Portfolio's asset allocations could change substantially as the value of the Underlying Funds change.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Portfolio. The value of your investment in the Portfolio changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Portfolio's or an Underlying Fund's performance or cause the Portfolio or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation    The success of the Portfolio's strategy depends on the Adviser's or Sub-Adviser's skill in allocating Portfolio assets between the asset classes and in choosing investments within those categories. There is a risk that the Portfolio may allocate assets to an asset class that underperforms other asset classes.

Call    During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

Cash/Cash Equivalents    To the extent the Portfolio holds cash or cash equivalents, the Portfolio risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency    To the extent that an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets    Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's or an Underlying Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio or Underlying Fund investments, adversely affect values, and increase a Portfolio’s or Underlying Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Model    Certain Underlying Funds invest based on a proprietary model managed by the manager. The manager's proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. Certain Underlying Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for an Underlying Fund.

Liquidity    If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.

Market Capitalization    Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)    Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio did not have a full calendar year of operations as of December 31, 2013, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of operations as of December 31, 2013, there is no annual performance information included.
Voya Global Perspectives Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.57%	[1],[3],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[1],[5]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 111
3 Yrs	rr_ExpenseExampleYear03	507
5 Yrs	rr_ExpenseExampleYear05	1,090
10 Yrs	rr_ExpenseExampleYear10	2,674
1 Yr	rr_ExpenseExampleNoRedemptionYear01	111
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	507
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,090
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,674
Voya Global Perspectives Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.82%	[1],[3],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[1],[5]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
1 Yr	rr_ExpenseExampleYear01	85
3 Yrs	rr_ExpenseExampleYear03	374
5 Yrs	rr_ExpenseExampleYear05	794
10 Yrs	rr_ExpenseExampleYear10	1,969
1 Yr	rr_ExpenseExampleNoRedemptionYear01	85
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	374
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	794
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,969
Voya Global Perspectives Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.97%	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.07%	[1],[3],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[1],[5]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
1 Yr	rr_ExpenseExampleYear01	110
3 Yrs	rr_ExpenseExampleYear03	451
5 Yrs	rr_ExpenseExampleYear05	925
10 Yrs	rr_ExpenseExampleYear10	2,237
1 Yr	rr_ExpenseExampleNoRedemptionYear01	110
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	451
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	925
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,237

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The Management Fee is computed at a rate of 0.10% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
[3]	Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the Total Annual Portfolio Operating Expenses would have been 3.23%, 2.48%, and 2.73% for Class ADV, Class I, and Class S shares, respectively.
[4]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[5]	The adviser is contractually obligated to limit expenses to 1.55%, 0.95%, and 1.20% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio's board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, effective March 14, 2014 the adviser is contractually obligated to further limit expenses to 1.09%, 0.83%, and 1.08% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2016. There is no guarantee that the obligation will continue after May 1, 2016. The obligation will renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2015. There is no guarantee that the distribution fee waiver will continue after May 1, 2015. In addition, the distributor is contractually obligated to further waive 0.30% of the distribution fee for Class ADV shares through May 1, 2016. There is no guarantee that the distribution fee waiver will continue after May 1, 2016.The distribution fee waivers will renew if the distributor elects to renew them. Notwithstanding the foregoing, modification or termination of these obligations requires approval by the Portfolio's board.